Financial Instruments - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2017 JPY (¥)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Deferred net gains (losses) on derivative instruments in accumulated other comprehensive income (loss) that is expected to be reclassified as earnings during the next twelve months	¥ 3,374